Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Goodwill		¥ 382,756	¥ 336,203	¥ 126,625
Accumulated impairment losses		(10,141)	(296)	(296)
Beginning Balance		372,615	335,907	126,329
Acquired		34,319	83,751	184,245
Impairment		(30)	(9,845)	0
Other (net)	[1]	(74,751)	(37,198)	25,333
Goodwill		342,324	382,756	336,203
Accumulated impairment losses		(10,171)	(10,141)	(296)
Ending Balance		332,153	372,615	335,907
Corporate Financial Services
Goodwill [Line Items]
Goodwill		55,045	1,304	754
Accumulated impairment losses		(807)	(257)	(257)
Beginning Balance		54,238	1,047	497
Acquired		1,158	53,741	550
Impairment		(30)	(550)	0
Other (net)	[1]	0	0	0
Goodwill		56,203	55,045	1,304
Accumulated impairment losses		(837)	(807)	(257)
Ending Balance		55,366	54,238	1,047
Maintenance Leasing
Goodwill [Line Items]
Goodwill		282	282	282
Accumulated impairment losses		0	0	0
Beginning Balance		282	282	282
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill		282	282	282
Accumulated impairment losses		0	0	0
Ending Balance		282	282	282
Real Estate Segment
Goodwill [Line Items]
Goodwill		19,203	19,300	19,329
Accumulated impairment losses		(8,708)	0	0
Beginning Balance		10,495	19,300	19,329
Acquired		0	0	0
Impairment		0	(8,708)	0
Other (net)	[1]	0	(97)	(29)
Goodwill		19,203	19,203	19,300
Accumulated impairment losses		(8,708)	(8,708)	0
Ending Balance		10,495	10,495	19,300
Investment and Operation
Goodwill [Line Items]
Goodwill		43,841	26,250	11,751
Accumulated impairment losses		(39)	(39)	(39)
Beginning Balance		43,802	26,211	11,712
Acquired		29,365	17,967	14,388
Impairment		0	0	0
Other (net)	[1]	(6,260)	(376)	111
Goodwill		66,946	43,841	26,250
Accumulated impairment losses		(39)	(39)	(39)
Ending Balance		66,907	43,802	26,211
Retail
Goodwill [Line Items]
Goodwill		15,424	15,424	15,424
Accumulated impairment losses		0	0	0
Beginning Balance		15,424	15,424	15,424
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill		15,424	15,424	15,424
Accumulated impairment losses		0	0	0
Ending Balance		15,424	15,424	15,424
Overseas Business
Goodwill [Line Items]
Goodwill		248,961	273,643	79,085
Accumulated impairment losses		(587)	0	0
Beginning Balance		248,374	273,643	79,085
Acquired		3,796	12,043	169,307
Impairment		0	(587)	0
Other (net)	[1]	(68,491)	(36,725)	25,251
Goodwill		184,266	248,961	273,643
Accumulated impairment losses		(587)	(587)	0
Ending Balance		¥ 183,679	¥ 248,374	¥ 273,643

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.